Related parties (Details) - Schedule of Loan accounts –to/(from) related parties - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Related party balances
Loan from related parties	R (872,577)	R 2,651
Amounts included in trade receivables/ (trade payables)/advances
Trade receivable	253,141	217,092
Trade payable	(91,415)	(57,109)
Advances	(1,899)	(392)
Sales to related parties
Sales	(24,901)	(407)	R (4,201)
Purchases from related parties
Purchase	54,470	7,937	15,523
Rent paid to related parties
Rent	18,260	19,887	24,064
Interest paid to related parties
Interest paid	2,048
Bumbene House Proprietary Limited [Member]
Related party balances
Loan to related parties	19,400	11,000
J Marais [Member]
Related party balances
Loan to related parties		13
Amounts included in trade receivables/ (trade payables)/advances
Trade receivable		7
Orient Victoria Pte. Ltd[Member]
Related party balances
Loan from related parties	(884,294)
Interest paid to related parties
Interest paid	2,048
J De Wet [Member]
Related party balances
Loan from related parties	(4,829)	(5,679)
P Lim [Member]
Related party balances
Loan from related parties	(2,854)	(2,683)
Onecell Proprietary Limited [Member]
Amounts included in trade receivables/ (trade payables)/advances
Trade receivable	2
Sales to related parties
Sales	(2)	(407)	(4,042)
Purchases from related parties
Purchase	346	437	467
Małgorzata Dębska [Member]
Amounts included in trade receivables/ (trade payables)/advances
Trade receivable	1
Sales to related parties
Sales	(2)
Purchases from related parties
Purchase	154
Cartrack Mozambique LDA [Member]
Amounts included in trade receivables/ (trade payables)/advances
Trade receivable	914
Purchases from related parties
Purchase	1,048	4,464	5,280
OAK GATE Sp. z o.o [Member]
Amounts included in trade receivables/ (trade payables)/advances
Trade payable	(126)
Rent paid to related parties
Rent	89
CFC.Sp.Zo.O [Member]
Amounts included in trade receivables/ (trade payables)/advances
Trade payable	(2,646)
Sales to related parties
Sales	(260)		(114)
Purchases from related parties
Purchase	17,640		7,601
Prime Business [Member]
Amounts included in trade receivables/ (trade payables)/advances
Trade payable	(21)	(399)
Sales to related parties
Sales			(44)
Purchases from related parties
Purchase	1,240		148
Rent paid to related parties
Rent	1,140	895	836
Isaias Jose Calisto [Member]
Amounts included in trade receivables/ (trade payables)/advances
Advances	(23)
Brick Capital Polska Sp.Zo.o [Member]
Sales to related parties
Sales	(3)		(1)
Purchases from related parties
Purchase	45
Rent paid to related parties
Rent	2,167	1,663	1,694
Found Proprietary Limited [Member]
Sales to related parties
Sales	(24,625)
Purchases from related parties
Purchase	26,783
Marcinkowscy Sp. zo.o. Sp.k [Member]
Sales to related parties
Sales	(6)
Purchases from related parties
Purchase	34
Prima Med Izabela Plesiewicz [Member]
Sales to related parties
Sales	(3)
Onecell Holdings Proprietary Limited [Member]
Purchases from related parties
Purchase	104	240	208
Onecell Community Services Proprietary Limited [Member]
Purchases from related parties
Purchase	5,969	2,796	1,819
OAK GATE Sp. zo.o [Member]
Purchases from related parties
Purchase	1,107
Purple Rain Properties No. 444 Proprietary Limited [Member]
Rent paid to related parties
Rent	12,380	16,449	17,613
Brick Capital Lda [Member]
Rent paid to related parties
Rent	1,449		3,921
F Calisto [Member]
Rent paid to related parties
Rent	R 1,035	R 880